Fair Value Measures (Details) - Schedule of Fair Value of the Contingent Consideration within Other Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value of the Contingent Consideration within Other Expenses [Abstract]
Contingent consideration – beginning of period	$ 6,137
Accrued contingent consideration	1,420	4,725
Accretion of contingent consideration	149
Cash paid and Common Stock issued for contingent liabilities	(5,550)
Change in estimated fair value	(2,156)	1,412
Contingent consideration – end of period		$ 6,137